COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

16.                        COMMITMENTS AND CONTINGENCIES

Lease commitment

The Group has operating lease agreements for company-owned stores, warehouses and offices. Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2011 are as follows:

Years ending:	$
2012	8,096,140
2013	4,177,718
2014	1,056,729
2015	4,643
2016	322
13,335,552

The Group is obligated to pay additional rentals that are contingent on the sales of certain of its retail stores. Such rentals are expensed as incurred and have not been included above as such amounts cannot be determined until the contingencies have been resolved. Rental expenses were $9,671,288, $10,137,032 and $11,097,836 for the years ended December 31, 2009, 2010 and 2011, respectively, of which $1,620,845, $1,224,443 and $924,349 were contingent rentals, respectively.

Capital commitment

As of December 31, 2011, the Group had contracted for capital expenditures of $66,287. Such amounts are expected to be incurred during the year ending December 31, 2012.

Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on its business or financial condition.

The Group has two purported class action complaint was filed by individual shareholders in the United States alleging violations by the Group and certain of its officers and directors of the U.S. Securities Act of 1933 in connection with the Company’s initial public offering in October 2010. The lead plaintiff counsel filed a consolidated amended class action complaint on May 31, 2011. The Group moved to dismiss the amended complaint, and oral argument on the motion was held on January 18, 2012. The Group is awaiting a ruling on the motion. The Group believes the complaint lacks any merit and the Group and its directors and officers intend to defend themselves vigorously. As such, the Group believes a loss is remote and therefore did not accrue any contingent liability as of December 31, 2011.